Deferred Tax Assets and Liabilities - Summary of Deferred Tax Assets and Liabilities by Type of Temporary Difference (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Deferred Taxes [line items]
Assets	$ 2,019	$ 1,719
Liabilities	(12,627)	(12,824)
Net	(10,607)	(11,105)	$ (11,648)
Netting by taxable entity, Assets	(1,771)	(1,631)
Netting by taxable entity, Liabilities	1,771	1,631
Net deferred tax assets/(liabilities), Assets	2,019	1,719
Net deferred tax assets/(liabilities), Liabilities	(12,627)	(12,824)
Property, Plant and Equipment [member]
Disclosure Of Deferred Taxes [line items]
Assets	398	415
Liabilities	(2,487)	(2,550)
Net	(2,089)	(2,135)
Intangibles [member]
Disclosure Of Deferred Taxes [line items]
Assets	106	112
Liabilities	(10,007)	(10,327)
Net	(9,901)	(10,215)
Inventory [member]
Disclosure Of Deferred Taxes [line items]
Assets	86	119
Liabilities	(65)	(67)
Net	22	52
Trades and Other Receivables [member]
Disclosure Of Deferred Taxes [line items]
Assets	62	52
Liabilities		(1)
Net	62	51
Interest Bearing Loans and Borrowings [member]
Disclosure Of Deferred Taxes [line items]
Assets	858	706
Liabilities	(603)	(603)
Net	255	103
Employee Benefits [member]
Disclosure Of Deferred Taxes [line items]
Assets	648	631
Liabilities	(8)	(3)
Net	640	628
Provisions [member]
Disclosure Of Deferred Taxes [line items]
Assets	525	467
Liabilities	(30)	(22)
Net	495	445
Derivatives [member]
Disclosure Of Deferred Taxes [line items]
Assets	13	23
Liabilities	(46)	(21)
Net	(33)	2
Other Items [member]
Disclosure Of Deferred Taxes [line items]
Assets	312	311
Liabilities	(1,152)	(861)
Net	(840)	(550)
Loss Carry Forwards [member]
Disclosure Of Deferred Taxes [line items]
Assets	782	515
Net	782	515
Gross Deferred Tax Assets/(Liabilities) [member]
Disclosure Of Deferred Taxes [line items]
Assets	3,790	3,350
Liabilities	(14,398)	(14,455)
Net	$ (10,607)	$ (11,105)